Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about estimated useful life or depreciation rate explanatory [Table Text Block]
• Capital works in progress		- not depreciated
• Mining properties		- unit-of-production
• Mining assets		- unit-of-production
• Plant and Equipment
–	Equipment	- straight-line over 1 to 21 years
–	Other plant assets	- straight-line over 1 to 21 years / unit-of-production